Installment Payment Receivables, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Losses	¥ 3,483,308
Current Portion of Installment Payment Receivables	1,294,665	¥ 887,202
Long-Term Portion of Installment Payment Receivables	2,188,643	1,863,492
Interest Income [Member]
Interest income	204,765	89,895	¥ 17,115
Allowance for Credit Losses	88,144	51,131
Current Portion of Installment Payment Receivables	1,328,283	905,435
Long-Term Portion of Installment Payment Receivables	¥ 2,243,169	¥ 1,896,390